UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional International Equity Fund

3/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Alcoholic Beverages - 6.8%
Diageo PLC	3,254,614	$54,623,975
Heineken N.V.	1,506,120	77,402,869
Pernod Ricard S.A.	461,595	39,196,508

		$171,223,352

Apparel Manufacturers - 6.7%
Burberry Group PLC	2,263,260	$24,539,482

Compagnie Financiere Richemont S.A.	931,357	36,065,351
Li & Fung Ltd.	4,735,000	23,296,133
LVMH Moet Hennessy Louis Vuitton S.A.	737,378	86,188,613

		$170,089,579

Biotechnology - 0.5%
Actelion Ltd. (a)	250,379	$11,391,010

Broadcasting - 2.4%
Vivendi S.A.	458,947	$12,282,858
WPP Group PLC	4,727,782	49,001,215

		$61,284,073

Brokerage & Asset Managers - 2.0%
Deutsche Boerse AG	491,750	$36,450,316
Nomura Holdings, Inc.	1,939,600	14,294,410

		$50,744,726

Business Services - 2.0%
Hays PLC	7,368,690	$12,132,456
Infosys Technology Ltd.	677,310	39,465,622

		$51,598,078

Chemicals - 1.8%
Givaudan S.A.	51,450	$45,135,859

Computer Software - 0.8%
SAP AG	417,540	$20,223,261

Computer Software - Systems - 2.5%
Canon, Inc.	1,033,500	$47,866,670
Konica Minolta Holdings, Inc.	1,300,000	15,170,606

		$63,037,276

Conglomerates - 1.1%
Smiths Group PLC	1,582,093	$27,273,385

Consumer Products - 5.8%
Beiersdorf AG	539,350	$32,260,430
Kao Corp.	340,900	8,641,919
Reckitt Benckiser Group PLC	1,629,922	89,463,118
Svenska Cellulosa Aktiebolaget	1,184,800	16,703,964

		$147,069,431

Electrical Equipment - 3.9%
Legrand S.A.	818,830	$25,868,235
Schneider Electric S.A.	626,079	73,433,085

		$99,301,320

Electronics - 5.8%
Hirose Electric Co. Ltd.	128,200	$14,782,287
Hoya Corp.	1,906,800	52,396,718
Samsung Electronics Co. Ltd.	51,201	37,016,588
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,783,283	29,196,639
Tokyo Electron Ltd.	190,500	12,633,437

		$146,025,669

Energy - Independent - 2.5%
CNOOC Ltd.	10,403,000	$17,123,398
INPEX Corp.	6,242	45,801,818

		$62,925,216

Energy - Integrated - 3.1%
Royal Dutch Shell PLC, “A”	1,406,600	$40,769,246
TOTAL S.A.	647,842	37,607,835

		$78,377,081

Food & Beverages - 6.0%
Groupe Danone	609,686	$36,726,869
Nestle S.A.	2,253,104	115,390,379

		$152,117,248

Food & Drug Stores - 1.8%
Lawson, Inc.	648,300	$27,668,382
Tesco PLC	2,745,348	18,141,133

		$45,809,515

Gaming & Lodging - 0.9%
Ladbrokes PLC	3,606,064	$8,700,801
William Hill PLC	4,189,690	13,427,789

		$22,128,590

Insurance - 3.2%
AXA	1,598,761	$35,564,767
ING Groep N.V. (a)	3,412,246	34,067,880
Swiss Reinsurance Co.	237,886	11,709,298

		$81,341,945

Machinery & Tools - 1.3%
Fanuc Ltd.	301,400	$31,980,832

Major Banks - 6.6%
Erste Group Bank AG	352,828	$14,820,616
HSBC Holdings PLC	4,795,414	48,610,632
Intesa Sanpaolo S.p.A	3,064,243	11,412,520
Julius Baer Group Ltd.	1,182,995	42,914,984
Standard Chartered PLC	1,838,691	50,154,090

		$167,912,842

Medical Equipment - 2.6%
Sonova Holding AG	107,154	$13,312,950
Synthes, Inc.	424,634	52,998,705

		$66,311,655

Natural Gas - Distribution - 1.8%
GDF SUEZ	1,184,164	$45,742,586

Other Banks & Diversified Financials - 2.8%
Aeon Credit Service Co. Ltd.	1,082,600	$12,853,631
Banco Santander Brasil S.A., ADR	708,120	8,801,932
ICICI Bank Ltd.	884,636	18,768,589

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - continued
Komercni Banka A.S. (a)	78,877	$16,007,520
UBS AG (a)	822,108	13,363,933

		$69,795,605

Pharmaceuticals - 7.4%
Bayer AG	791,630	$53,546,290
Merck KGaA	343,869	27,866,800
Roche Holding AG	644,040	104,448,824

		$185,861,914

Printing & Publishing - 1.6%
Wolters Kluwer N.V.	1,853,150	$40,184,975

Railroad & Shipping - 2.7%
Canadian National Railway Co.	1,144,416	$69,340,165

Specialty Chemicals - 7.6%
Akzo Nobel N.V.	341,330	$19,452,628
L’Air Liquide S.A.	390,782	46,911,727
Linde AG	722,760	86,237,136
Shin-Etsu Chemical Co. Ltd.	677,700	39,361,547

		$191,963,038

Specialty Stores - 0.5%
Esprit Holdings Ltd.	1,690,900	$13,339,038

Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., “L”,
ADR	166,020	$8,357,447
MTN Group Ltd.	1,229,020	18,898,265

		$27,255,712

Telephone Services - 1.1%
Singapore Telecommunications Ltd.	12,241,050	$27,738,038

Trucking - 1.6%
TNT N.V.	1,420,136	$40,721,405

Utilities - Electric Power - 0.6%
E.ON AG	443,351	$16,368,527

Total Common Stocks		$2,501,612,946

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	14,515,349	$14,515,349

Total Investments		$2,516,128,295

OTHER ASSETS, LESS LIABILITIES - 0.5%		13,571,666

NET ASSETS - 100.0%		$2,529,699,961

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$2,501,612,946	$—	$—	$2,501,612,946
Mutual Funds	14,515,349	—	—	14,515,349

Total Investments	$2,516,128,295	$—	$—	$2,516,128,295

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $402,833,111 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,333,623,918

Gross unrealized appreciation	$384,966,140
Gross unrealized depreciation	(202,461,763)

Net unrealized appreciation (depreciation)	$182,504,377

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,864,306	325,269,260	(316,618,217)	14,515,349

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,220	$14,515,349

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

Switzerland	17.7%
France	17.4%
United Kingdom	17.3%
Japan	12.8%
Germany	10.8%
Netherlands	8.4%
Canada	2.7%
India	2.3%
South Korea	1.5%
Other Countries	9.1%

4

MFS® Institutional Large Cap Value Fund

3/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 9.5%
Honeywell International, Inc.	13,500	$611,138
Lockheed Martin Corp.	39,630	3,298,009
Northrop Grumman Corp.	27,010	1,771,046
United Technologies Corp.	22,880	1,684,197

		$7,364,390

Alcoholic Beverages - 1.3%
Diageo PLC, ADR	14,800	$998,260

Apparel Manufacturers - 1.5%
NIKE, Inc., “B”	15,910	$1,169,385

Automotive - 0.4%
Johnson Controls, Inc.	8,210	$270,848

Broadcasting - 2.8%
Omnicom Group, Inc.	23,100	$896,511
Walt Disney Co.	36,320	1,267,931

		$2,164,442

Business Services - 3.2%
Accenture Ltd., “A”	36,350	$1,524,883
Dun & Bradstreet Corp.	6,110	454,706
MasterCard, Inc., “A”	200	50,800
Western Union Co.	25,980	440,621

		$2,471,010

Chemicals - 2.0%
3M Co.	9,460	$790,572
PPG Industries, Inc.	11,810	772,374

		$1,562,946

Computer Software - 1.5%
Oracle Corp.	43,970	$1,129,589

Computer Software - Systems - 2.0%
Hewlett-Packard Co.	5,230	$277,975
International Business Machines Corp.	9,650	1,237,613

		$1,515,588

Construction - 1.8%
Pulte Homes, Inc. (a)	22,460	$252,675
Sherwin-Williams Co.	11,320	766,138
Stanley Black & Decker, Inc.	6,655	382,064

		$1,400,877

Consumer Products - 1.3%
Kimberly-Clark Corp.	3,710	$233,285
Procter & Gamble Co.	11,878	751,521

		$984,806

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	1,720	$105,419

Electrical Equipment - 0.7%
Danaher Corp.	4,940	$394,755
W.W. Grainger, Inc.	1,390	150,287

		$545,042

Electronics - 1.5%
Intel Corp.	51,370	$1,143,496

Energy - Independent - 4.1%
Apache Corp.	11,830	$1,200,745
Devon Energy Corp.	12,010	773,804
EOG Resources, Inc.	6,960	646,862
Occidental Petroleum Corp.	6,650	562,191

		$3,183,602

Energy - Integrated - 7.7%
Chevron Corp.	21,423	$1,624,506
ConocoPhillips	6,760	345,909
Exxon Mobil Corp.	22,090	1,479,588
Hess Corp.	16,310	1,020,191
TOTAL S.A., ADR	25,560	1,482,991

		$5,953,185

Food & Beverages - 4.6%
Campbell Soup Co.	4,400	$155,540
General Mills, Inc.	6,130	433,943
J.M. Smucker Co.	4,878	293,948
Kellogg Co.	13,730	733,594
Nestle S.A., ADR	21,975	1,125,120
PepsiCo, Inc.	12,134	802,785

		$3,544,930

Food & Drug Stores - 1.3%
CVS Caremark Corp.	20,060	$733,394
Kroger Co.	14,300	309,738

		$1,043,132

General Merchandise - 0.6%
Wal-Mart Stores, Inc.	9,040	$502,624

Insurance - 7.9%
Allstate Corp.	31,226	$1,008,912
Aon Corp.	15,300	653,463
Chubb Corp.	9,970	516,945
MetLife, Inc.	51,970	2,252,380
Prudential Financial, Inc.	14,630	885,115
Travelers Cos., Inc.	14,560	785,366

		$6,102,181

Leisure & Toys - 0.4%
Hasbro, Inc.	8,940	$342,223

Machinery & Tools - 0.6%
Eaton Corp.	6,490	$491,747

Major Banks - 14.0%
Bank of America Corp.	46,610	$831,989
Bank of New York Mellon Corp.	75,736	2,338,728
Goldman Sachs Group, Inc.	11,760	2,006,609
JPMorgan Chase & Co.	47,090	2,107,278
PNC Financial Services Group, Inc.	12,450	743,265
Regions Financial Corp.	30,930	242,801
State Street Corp.	22,350	1,008,879
Wells Fargo & Co.	51,010	1,587,431

		$10,866,980

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.8%
Becton, Dickinson & Co.	9,080	$714,868
Medtronic, Inc.	23,950	1,078,469
St. Jude Medical, Inc. (a)	11,170	458,529
Thermo Fisher Scientific, Inc. (a)	5,570	286,521
Waters Corp. (a)	5,550	374,847

		$2,913,234

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	9,000	$234,270

Oil Services - 0.7%
National Oilwell Varco, Inc.	14,260	$578,671

Other Banks & Diversified Financials - 0.4%
Northern Trust Corp.	5,540	$306,140

Pharmaceuticals - 8.0%
Abbott Laboratories	29,600	$1,559,328
GlaxoSmithKline PLC, ADR	8,780	338,206
Johnson & Johnson	34,260	2,233,752
Merck & Co., Inc.	10,080	376,488
Pfizer, Inc.	81,705	1,401,241
Roche Holding Ltd., ADR	6,760	273,915

		$6,182,930

Railroad & Shipping - 0.5%
Canadian National Railway Co.	6,120	$370,811

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	8,850	$654,458

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	9,380	$393,210
Home Depot, Inc.	9,150	296,003
Staples, Inc.	12,860	300,795

		$990,008

Telecommunications - Wireless - 1.6%
Vodafone Group PLC, ADR	52,106	$1,213,549

Telephone Services - 3.2%
AT&T, Inc.	96,190	$2,485,550

Tobacco - 3.4%
Altria Group, Inc.	7,980	$163,750
Lorillard, Inc.	1,500	112,860
Philip Morris International, Inc.	45,050	2,349,808

		$2,626,418

Utilities - Electric Power - 4.2%
Dominion Resources, Inc.	24,678	$1,014,513
Entergy Corp.	3,760	305,876
FPL Group, Inc.	7,480	361,508
PG&E Corp.	16,210	687,628
PPL Corp.	12,980	359,676
Public Service Enterprise Group, Inc.	16,410	484,423

		$3,213,624

Total Common Stocks		$76,626,365

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	744,688	$744,688

Total Investments		$77,371,053

OTHER ASSETS, LESS LIABILITIES - 0.0%		3,517

NET ASSETS - 100.0%		$77,374,570

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$76,626,365	$—	$—	$76,626,365
Mutual Funds	744,688	—	—	744,688

Total Investments	$77,371,053	$—	$—	$77,371,053

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$68,807,196

Gross unrealized appreciation	$9,449,709
Gross unrealized depreciation	(885,852)

Net unrealized appreciation (depreciation)	$8,563,857

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	613,680	23,991,424	(23,860,416)	744,688

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,050	$744,688

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.